Supplement dated November 25, 2024
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus, Summary Prospectus and SAI dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Partners Core Equity Fund	5/1/2024
Effective immediately, the portfolio manager information for J.P. Morgan Investment Management Inc. under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Scott Davis	Managing Director of JPMIM	Co-Portfolio Manager	2021
Shilpee Raina, CFA	Executive Director of JPMIM	Co-Portfolio Manager	2021
The rest of the section remains the same.
Effective immediately, the portfolio manager information for J.P. Morgan Investment Management Inc. under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Scott Davis	Managing Director of JPMIM	Co-Portfolio Manager	2021
Shilpee Raina, CFA	Executive Director of JPMIM	Co-Portfolio Manager	2021
Mr. Davis is a Managing Director of JPMIM and joined the firm in 2006. Mr. Davis began his investment career in 1993 and earned a B.S. from Drexel University and an M.B.A. from Columbia Business School.
Ms. Raina is an Executive Director of JPMIM and joined the firm in 2005. Ms. Raina began her investment career in 2005 and earned a B.S. from The University of Virginia’s McIntire School of Commerce.
The rest of the section remains the same.
Effective immediately, the information in the SAI for the above mentioned Fund with respect to JPMIM is hereby revised to remove all references to David Small. The rest of the SAI remains unchanged.
Shareholders should retain this Supplement for future reference.
SUP7053-0001_(11/24)